- MINERAL RIGHTS	6 Months Ended
Jun. 30, 2015
- MINERAL RIGHTS [Abstract]
- MINERAL RIGHTS

NOTE 3 - MINERAL RIGHTS

Pilot Mountain Resources Royalty

On February 10, 2011, our prior subsidiary Pilot Mountain Resources Inc. (“PMR”) entered into an Option and Asset Sale Agreement (“Agreement”) with Pilot Metals Inc., a subsidiary of Black Fire Minerals of Australia, whereby Pilot Metals secured an option on the Project W Tungsten claims. Pilot Metals exercised their purchase option and subsequently transferred their interest in Project W to Thor Mining LLC. Upon the commencement of commercial mining, Pacific Gold is owed a final payment of $1,500,000 subject to a 15% share of any payments being made to Platoro West, Inc.